1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance
Shares Security Description Value
Common Stock - 100.0%
Communication Services - 6.6%
5,980 Alphabet, Inc., Class C
(a)
$ 15,938,554
6,850 Cable One, Inc. 12,419,940
28,358,494
Consumer Discretionary - 7.0%
4,300 Amazon.com, Inc.
(a)
14,125,672
61,100 CarMax, Inc.
(a)
7,818,356
40,006 Dollar General Corp. 8,486,873
30,430,901
Financials - 8.1%
11,817 Markel Corp.
(a)
14,122,851
16,756 Moody's Corp. 5,950,223
35,634 S&P Global, Inc.
(a)
15,140,531
35,213,605
Health Care - 24.8%
34,521 Bio-Techne Corp. 16,727,841
62,625 Danaher Corp. 19,065,555
10,575 IDEXX Laboratories, Inc.
(a)
6,576,592
33,968 Illumina, Inc.
(a)
13,777,760
17,650 Intuitive Surgical, Inc.
(a)
17,546,748
8,800 Masimo Corp.
(a)
2,382,248
28,727 Teleflex, Inc. 10,817,152
32,000 Thermo Fisher Scientific, Inc. 18,282,560
7,033 Veeva Systems, Inc., Class A
(a)
2,026,700
107,203,156
Industrials - 13.5%
102,760 CoStar Group, Inc.
(a)
8,843,526
146,135 Fastenal Co. 7,542,027
93,820 HEICO Corp., Class A 11,111,103
18,236 TransDigm Group, Inc.
(a)
11,389,658
37,231 Verisk Analytics, Inc. 7,456,252
95,430 Waste Connections, Inc. 12,017,500
58,360,066
Information Technology - 26.0%
39,300 ANSYS, Inc.
(a)
13,379,685
9,125 Atlassian Corp. PLC, Class A
(a)
3,571,708
159,172 Black Knight, Inc.
(a)
11,460,384
83,029 BlackLine, Inc.
(a)
9,802,404
26,500 Brooks Automation, Inc. 2,712,275
14,300 Coupa Software, Inc.
(a)
3,134,274
23,790 Crowdstrike Holdings, Inc.,
Class A
(a)
5,847,106
35,266 Guidewire Software, Inc.
(a)
4,192,070
47,844 Mastercard, Inc., Class A 16,634,402
18,860 Okta, Inc.
(a)
4,476,232
78,190 QUALCOMM, Inc. 10,084,946
9,520 Twilio, Inc.
(a)
3,037,356
96,484 Visa, Inc., Class A 21,491,811
Shares Security Description Value
Information Technology - 26.0% (continued)
19,650 Workiva, Inc.
(a)
$ 2,769,864
112,594,517
Materials - 5.8%
50,679 Ecolab, Inc. 10,572,653
86,282 Vulcan Materials Co. 14,595,463
25,168,116
Real Estate - 8.2%
55,281 American Tower Corp. REIT 14,672,130
135,338 CBRE Group, Inc., Class A
(a)
13,176,508
23,123 SBA Communications Corp. REIT 7,643,770
35,492,408
Total Common Stock (Cost $215,738,197) 432,821,263
Money Market Fund - 0.2%
704,930 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $704,930) 704,930
Investments, at value - 100.2% (Cost
$216,443,127) $ 433,526,193
Other Assets & Liabilities, Net - (0.2)% (888,210)
Net Assets - 100.0% $ 432,637,983
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2021.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and the Level 2 is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 432,821,263
Level 2 - Other Significant Observable Inputs 704,930
Level 3 - Significant Unobservable Inputs –
Total $ 433,526,193